Acquisition of Jerritt Canyon Canada Ltd. (Detail Textuals) $ / shares in Units, $ in Thousands	1 Months Ended	12 Months Ended
	Apr. 30, 2021 USD ($) Share USD_per_SquareKilometre $ / shares $ / Warrant	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Disclosure of detailed information about business combination [line items]
Working capital		$ 224,400	$ 254,400
Estimated triggered tax adjustment		12,570	0
Revenue		584,117	363,876
Net earnings for the year		(4,923)	$ 23,087
Jerritt Canyon Canada Ltd. [Member] | Sprott Mining Inc [Member]
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired	100.00%
Estimated triggered tax adjustment	$ 12,570
Consideration transferred, acquisition-date fair value	$ 478,870
Discount rate applied to cash flow projections	5.10%
Fair value of exploration potential per square kilometer | USD_per_SquareKilometre	298,524
Fair value of exploration potential included within mining interest	$ 92,000
Revenue		123,800
Net earnings for the year		(32,100)
Business combinations, pro forma revenue		636,400
Business combinations, pro forma profit (loss)		(26,500)
Business combinations, transaction costs		$ 2,000
Jerritt Canyon Canada Ltd. [Member] | Sprott Mining Inc [Member] | Acquisition agreement [Member]
Disclosure of detailed information about business combination [line items]
Escrowed funds	60,000
Triggered tax adjustment	60,000
Tax liability as of acquisition date	45,200
Working capital	(2,800)
Estimated triggered tax adjustment	$ 12,600
Jerritt Canyon Canada Ltd. [Member] | Sprott Mining Inc [Member] | Consideration shares [Member]
Disclosure of detailed information about business combination [line items]
Number of instruments or interests issued or issuable | Share	26,719,727
Exercise price of Consideration Warrants | $ / Warrant	20
Exercise period of Consideration Warrants	3 years
Equity interests of acquirer	$ 416,561
Fair value per share | $ / shares	$ 15.59
Jerritt Canyon Canada Ltd. [Member] | Sprott Mining Inc [Member] | Consideration shares [Member] | Acquisition agreement [Member]
Disclosure of detailed information about business combination [line items]
Escrowed funds	$ 30,000
Jerritt Canyon Canada Ltd. [Member] | Sprott Mining Inc [Member] | Consideration warrants [Member]
Disclosure of detailed information about business combination [line items]
Number of instruments or interests issued or issuable | Share	5,000,000
Exercise price of Consideration Warrants | $ / Warrant	20
Equity interests of acquirer	$ 23,150
Jerritt Canyon Canada Ltd. [Member] | Sprott Mining Inc [Member] | Private placement shares [Member]
Disclosure of detailed information about business combination [line items]
Number of instruments or interests issued or issuable | Share	1,705,514
Equity interests of acquirer	$ 26,589
Fair value per share | $ / shares	$ 15.59
Non current environmental reclamation bond	$ 67,000
Jerritt Canyon Canada Ltd. [Member] | Sprott Mining Inc [Member] | Private placement shares [Member] | Acquisition agreement [Member]
Disclosure of detailed information about business combination [line items]
Equity interests of acquirer	$ 30,000
Fair value per share | $ / shares	$ 17.59
Escrowed funds	$ 30,000